Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income

	Year ended
	December 31, 2021	December 31, 2020
	(in thousands)
Currency translation adjustments	$(75,986)	$(15,894)
Currency impact on long term funding	(9,854)	(9,329)
Actuarial loss on defined benefit pension plan (note 10)	(5,098)	(9,364)
Realized gain on interest rate hedge	—	4,658
Amortization of gain on interest rate hedge	—	(4,658)
Loss on interest rate hedge	—	(905)
Amortization of loss on interest rate hedge	1	15
Total	$(90,937)	$(35,477)